SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Oct. 22, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption		13,171,481	13,221,769	13,068,649	13,198,309	13,220,779	13,350,958
Ordinary shares subject to possible redemption		13,171,481		13,068,649
Cash		$ 456,257	$ 712,062	$ 624,830			$ 453,512
Transaction costs	$ 3,187,305
Offering cost expense connection with warrant liability			4,078
Unrecognized tax benefits		0	0	0
Accrued interest and penalties		$ 0	$ 0	$ 0
Aggregate shares in calculation of diluted income (loss) per share,		17,910,000		17,910,000